Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts attributable to Fluor Corporation:
Earnings from continuing operations									$ 191,377	$ 281,401	$ 418,170
Loss from discontinued operations, net of tax											(5,658)
NET EARNINGS ATTRIBUTABLE TO FLUOR CORPORATION	$ 60,300	$ 94,500	$ (24,000)	$ 60,600	$ 70,500	$ 4,800	$ 101,800	$ 104,300	$ 191,377	$ 281,401	$ 412,512
Basic EPS:
Weighted average common shares outstanding (in shares)									139,761,000	139,171,000	144,805,000
Basic EPS attributable to Fluor Corporation:
Earnings from continuing operations (in dollars per share)									$ 1.37	$ 2.02	$ 2.89
Loss from discontinued operations, net of tax (in dollars per share)											(0.04)
Net earnings (in dollars per share)	$ 0.43	$ 0.68	$ (0.17)	$ 0.43	$ 0.51	$ 0.03	$ 0.73	$ 0.75	$ 1.37	$ 2.02	$ 2.85
Diluted EPS:
Weighted average common shares outstanding (in shares)									139,761,000	139,171,000	144,805,000
Diluted effect:
Employee stock options, restricted stock units and shares and Value Driver Incentive units (in shares)									1,132,000	1,741,000	1,827,000
Conversion equivalent of dilutive convertible debt (in shares)											90,000
Weighted average diluted shares outstanding (in shares)									140,893,000	140,912,000	146,722,000
Diluted EPS attributable to Fluor Corporation:
Earnings from continuing operations (in dollars per share)									$ 1.36	$ 2.00	$ 2.85
Loss from discontinued operations, net of taxes (in dollars per share)											(0.04)
Net earnings (in dollars per share)	$ 0.43	$ 0.67	$ (0.17)	$ 0.43	$ 0.50	$ 0.03	$ 0.72	$ 0.74	$ 1.36	$ 2.00	$ 2.81
Anti-dilutive securities not included above (in shares)									4,706,000	3,843,000	3,408,000
Repurchases of common stock
Common stock repurchased and cancelled, shares (in shares)										202,650	10,104,988
Common stock repurchased and cancelled, amount (in dollars)										$ 9,718	$ 509,658
1.5% Convertible Senior Notes
Repurchases of common stock
Interest rate (as a percent)											1.50%